Subordinated Liabilities - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Financial liabilities
Financial liabilities at beginning of period	$ 1,644,023
Cash flows	(5,821)		$ 2,882		$ 12,407
Financial liabilities at end of period	1,477,724		1,644,023
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	36,182	$ 1,817,000,000	34,267	$ 1,816,000,000
Cash flows	12,344		(1,765)
Accrued interest	1,576		1,669
Transaction costs	16		14
Foreign exchange movements	1,525		1,997
Financial liabilities at end of period	51,643	2,518,000,000	36,182	$ 1,817,000,000	34,267
Subordinated Additional Tier I Capital Notes, Issued 2021 | Financial liabilities at amortized cost
Financial liabilities
Cash flows	13,930
Foreign exchange movements	425
Financial liabilities at end of period	14,355	700,000,000
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	9,948		9,420
Transaction costs	6		6
Foreign exchange movements	300		522
Financial liabilities at end of period	10,254	500,000,000	9,948		9,420
Payment of interest	1,073		964
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	26,234		24,847
Cash flows	(1,586)		(1,765)
Accrued interest	1,576		1,669
Transaction costs	10		8
Foreign exchange movements	800		1,475
Financial liabilities at end of period	$ 27,034	$ 1,300,000,000	$ 26,234		$ 24,847